Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of computation of diluted shares outstanding
	Years Ended December 31,
	2021	2020
Options to purchase shares of common stock	780,640	780,640
Series Seed Preferred Stock	4,584,552	4,584,552
Total	5,365,192	5,365,192